Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Adjusted EBITDA	105,958			110,279						206,039	219,343	405,847	385,961	307,079
Total assets:	2,845,055	2,760,313		2,778,414		2,770,738				2,845,055	2,778,414	2,760,313	2,770,738	2,719,572
Capital expenditures	13,963			16,183						27,962	27,934	68,185	46,016	51,761
Specialty Hospitals
Segment Information
Net operating revenues	559,386			557,130						1,117,137	1,110,168	2,197,529	2,095,519	1,702,165
Adjusted EBITDA	96,393			102,166						189,740	202,120	381,354	362,334	284,558
Total assets:	2,229,458	2,143,906		2,184,743		2,187,767				2,229,458	2,184,743	2,143,906	2,187,767	2,162,726
Capital expenditures	10,203			12,631						21,100	19,682	50,005	30,464	39,237
Outpatient Rehabilitation
Segment Information
Number of operating segments										2		2
Net operating revenues	197,080			193,050						389,181	383,949	751,317	708,867	688,017
Adjusted EBITDA	26,054			25,837						48,887	48,315	87,024	83,864	83,772
Total assets:	445,411	434,834		437,591		429,503				445,411	437,591	434,834	429,503	481,828
Capital expenditures	2,999			2,922						5,844	6,713	13,209	12,135	9,449
Other
Segment Information
Net operating revenues	207			13						310	97	123	121	108
Adjusted EBITDA	(16,489)			(17,724)						(32,588)	(31,092)	(62,531)	(60,237)	(61,251)
Total assets:	170,186	181,573		156,080		153,468				170,186	156,080	181,573	153,468	75,018
Capital expenditures	$ 761			$ 630						$ 1,018	$ 1,539	$ 4,971	$ 3,417	$ 3,075